Financial and capital management - Schedule of Foreign Currency Forward Contracts and Options (Details) - Dec. 31, 2025 - Currency risk ₱ in Millions, $ in Millions, $ in Millions	CAD ($)	USD ($)	PHP (₱)
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 1,167
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount		1,874
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount		641
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		10
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		120
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		161
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount		440
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		100
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		150
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		120
Amount to receive | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 3,299
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		348
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		148
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2028 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 360
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 1,604
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	2,602
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	852
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	13
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	158
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	212
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	589
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	135
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	197
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated Transactions | Maturing in 2027 | Economic | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	158
Amount to pay | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated Transactions | Maturing in 2026 | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	79
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	240
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2026 | Economic | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	110
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated Transactions | Maturing in 2028 | Economic | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 240